Significant Accounting Policies, Income Taxes (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Subsidiary	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Income Taxes [Abstract]
Number of vessel-owning subsidiaries registered in Malta | Subsidiary	1
Minimum stock ownership percentage under 50% Ownership Test	50.00%
Minimum stock ownership percentage under 5% Override Rule	50.00%
Minimum percentage of days stock owned during taxable year under 5% Override Rule	50.00%
Minimum stock ownership percentage for individual under 5% Override Rule	5.00%
Income taxes	$ 0	$ (28)	$ 0
Seanergy Management [Member]
Income Taxes [Abstract]
Greek annual contribution	110	97
Seanergy Management [Member] | General and Administrative Expenses [Member]
Income Taxes [Abstract]
Greek annual contribution	103
Seanergy Shipmanagement [Member]
Income Taxes [Abstract]
Greek annual contribution	0	0
Statutory Tax Exemption on United States Source Income [Member]
Income Taxes [Abstract]
Income taxes	$ 0	$ 0	$ 0